Business Optimization Items (Tables)	12 Months Ended
Dec. 31, 2015
Total Charges

The company’s total charges (benefits) related to business optimization plans are presented below:

years ended December 31 (in millions)	2015	2014	2013
Charges	$5	$43	$133
Reserve adjustments	(17)	(10)	—

Total business optimization (benefits) expenses	(12)	33	133

Discontinued operations	—	(8)	(101)

Business optimization (benefits) expenses in continuing operations	$(12)	$25	$32

Business Optimization Charge

The following table summarizes activity in the reserves related to business optimization initiatives:

(in millions)
Reserves as of December 31, 2014	$60
Charges	5
Reserve adjustments	(17)
Separation-related adjustments and other	(17)
Utilization	(19)

Reserves as of December 31, 2015	$12